Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2020
Fair Value of Financial Instruments
Fair Value of Financial Instruments

16.  Fair Value of Financial Instruments

Fair value of financial instruments

The estimated fair values of the Company's financial instruments at December 31, 2020 and 2019 are set forth below:

The following summary excludes cash and cash equivalents, time deposits, accounts receivable-trade, accounts receivable-other, due from shareholder, long-term accounts receivable-other, lease and guarantee deposits, short-term borrowings and current portion of long-term borrowings, accounts payable-trade, accrued expenses, deposit received and operating lease liability for which fair values approximate their carrying amounts. The summary also excludes investments which are disclosed in Note 5.

	Thousands of Yen
	2020		2019
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Long-term borrowings - net of current portion	¥(668,380)	¥(644,499)	¥(150,531)	¥(145,600)

The following methods and assumptions are used to estimate the fair value in the above table.

Long-term borrowings

The Company's long-term borrowings instruments are classified as Level 2 instruments and valued based on the present value of future cash flows associated with each instrument discounted using current market borrowing rates for similar borrowings instruments of comparable maturity. The classification of levels is fully described in Note 17.

Assumptions used in fair value estimates

Fair value estimates are made at a specific point in time, based on relevant market information available and details of the financial instruments. These estimates are practically conducted by the Company which involve uncertainties and matters of significant judgment, therefore, these cannot be determined with precision. Changes in assumptions could significantly affect the estimates.